Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Total revenues	$ 76,507	$ 42,323	$ 27,980
Cost of sales	(2,959)	0	0
Gross profit	73,548	42,323	27,980
Sales and marketing expenses	(33,740)	(14,067)	(8,103)
Technology expenses	(6,764)	(3,947)	(2,503)
General and administrative expenses	(19,519)	(13,014)	(5,956)
Movements in credit losses allowance and write-offs	(796)	97	(287)
Fair value movement on contingent consideration	(10,852)	0	0
Operating profit	1,877	11,392	11,131
Gains on financial liability at fair value through profit or loss	0	0	1,417
Finance income	2,322	2,581	303
Finance expenses	(1,299)	(1,809)	(2,099)
Income before tax	2,900	12,164	10,752
Income tax (charge) credit	(510)	289	4,399
Net income for the year attributable to the shareholders	2,390	12,453	15,151
Other comprehensive (loss) income
Exchange differences on translating foreign currencies	(4,793)	(4,812)	2,480
Total comprehensive (loss) income for the year attributable to the shareholders	$ (2,403)	$ 7,641	$ 17,631
Net income per share attributable to shareholders, basic (in usd per share)	$ 0.07	$ 0.40	$ 0.55
Net income per share attributable to shareholders, diluted (in usd per share)	$ 0.06	$ 0.37	$ 0.49